Investments (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 06, 2022
Investments [Line Items]
Company's equity ownership						13.00%
Consulting services		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Gains from sale of investments in equity securities				$ 325,155
Switch EV [Member]
Investments [Line Items]
Company's equity ownership								5.00%
Equity method investments								$ 1,000,000
Final valuations								5.00%
Proceeds from sale of investments in equity securities	$ 1,300,000
Gains from sale of investments in equity securities	$ (300,000)
Dreev [Member]
Investments [Line Items]
Company's equity ownership		13.00%		13.00%
Consulting services		$ 43,399		$ 43,399